Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11. Commitments and Contingencies

On February 9, 2021, the Company entered into a Receivables Purchase and Security Agreement (“Factoring Agreement”) with a Factoring Company. The Factoring Agreement has an initial term of one year and can be renewed for additional annual terms.

Under the terms of the agreement, designated receivables are sold for periodic advances of up to $150,000. The Factoring Company retains a reserve of 10% of purchased receivables with the balance available to the Company. Factoring fees begin at 1.8% for the first 30 days a purchased invoice is outstanding and increase the longer an invoice remains outstanding. After 90 days, the Factoring Company has the right to assign the invoice back to the Company. The Factoring Agreement includes minimum average monthly volumes.

Amounts due from the Factoring Company, net of fees, are included in Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheet.

There are no pending or threatened legal proceedings as of June 30, 2021. The Company has no non-cancellable operating leases.

Note 8. Commitments and Contingencies There are no pending or threatened legal proceedings as of December 31, 2020. The Company has no non-cancellable operating leases.